Transactions with Related Parties - Summary of Transactions Between Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AMP, entity with significant influence Expenses:
Technical assistance fees	$ 411,477	$ 357,451	$ 301,820
AMP [Member]
AMP, entity with significant influence Expenses:
Technical assistance fees	411,477	357,451	301,820
Services received			2,260
Otay Tijuana Venture LLC [Member] | Non-airport access rights [Member]
AMP, entity with significant influence Expenses:
Services received	$ 3,737	$ 43,973	$ 33,138